Document and Entity Information	Feb. 28, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2020
Entity Registrant Name	Williams Companies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4174
Entity Tax Identification Number	73-0569878
Entity Address, Address Line One	One Williams Center
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172-0172
City Area Code	918
Local Phone Number	573-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	WMB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000107263
Amendment Flag	false